UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya MidCap Opportunities Portfolio

Voya SmallCap Opportunities Portfolio

The schedules are not audited.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 16.8%
528,049		Aramark	$20,889,619	0.9
50,549	(1)	Autozone, Inc.	32,790,631	1.5
560,683		Brunswick Corp.	33,298,963	1.5
314,742	(1)	Burlington Stores, Inc.	41,907,897	1.9
461,849	(1)	Dollar Tree, Inc.	43,829,470	2.0
178,440		Domino's Pizza, Inc.	41,676,446	1.9
341,417		Hasbro, Inc.	28,781,453	1.3
486,839		Hilton Worldwide Holdings, Inc.	38,343,440	1.8
807,653	(1)	Live Nation Entertainment, Inc.	34,034,498	1.6
1,220,116	(1)	Michaels Cos, Inc.	24,048,486	1.1
113,945	(1)	O'Reilly Automotive, Inc.	28,187,714	1.3
			367,788,617	16.8

		Consumer Staples: 4.2%
875,478		Church & Dwight Co., Inc.	44,089,072	2.0
399,373	(1)	Monster Beverage Corp.	22,848,129	1.1
33,624		National Beverage Corp.	2,993,209	0.1
359,205		Sysco Corp.	21,537,932	1.0
			91,468,342	4.2

		Energy: 2.1%
87,091	(1)	Concho Resources, Inc./Midland TX	13,092,390	0.6
125,120	(1)	Diamondback Energy, Inc.	15,830,183	0.7
355,685		EQT Corp.	16,898,594	0.8
			45,821,167	2.1

		Financials: 7.7%
271,404		Ameriprise Financial, Inc.	40,151,508	1.8
478,170		Citizens Financial Group, Inc.	20,073,577	0.9
68,160		Moody's Corp.	10,994,208	0.5
1,095,306		Progressive Corp.	66,736,994	3.1
392,376		SEI Investments Co.	29,392,886	1.4
			167,349,173	7.7

		Health Care: 13.6%
26,955	(1)	Abiomed, Inc.	7,843,636	0.4
433,879		Agilent Technologies, Inc.	29,026,505	1.3
135,081	(1)	Align Technology, Inc.	33,922,892	1.6
121,328	(1),(2)	BioMarin Pharmaceutical, Inc.	9,836,061	0.4
316,683	(1)	Centene Corp.	33,843,912	1.5
26,043		Cooper Cos., Inc.	5,958,899	0.3
203,323	(1)	Edwards Lifesciences Corp.	28,367,625	1.3
13,110	(1)	Exact Sciences Corp.	528,726	0.0
1,061,168	(1)	Exelixis, Inc.	23,504,871	1.1
252,833	(1)	PRA Health Sciences, Inc.	20,975,026	1.0
112,837	(1)	Veeva Systems, Inc.	8,239,358	0.4
159,193	(1)	Waters Corp.	31,623,689	1.4
759,122		Zoetis, Inc.	63,394,278	2.9
			297,065,478	13.6

		Industrials: 17.0%
726,989		American Airlines Group, Inc.	37,774,349	1.7
480,887		Ametek, Inc.	36,532,985	1.7
376,719		Ingersoll-Rand PLC - Class A	32,213,242	1.5
153,181		L3 Technologies, Inc.	31,861,648	1.5
808,200		Masco Corp.	32,683,608	1.5
369,456		Owens Corning, Inc.	29,704,262	1.4
260,136		Parker Hannifin Corp.	44,491,060	2.0
1,286,312	(1)	Quanta Services, Inc.	44,184,817	2.0
502,977		Waste Connections, Inc.	36,083,570	1.7
439,126	(1),(2)	XPO Logistics, Inc.	44,707,418	2.0
			370,236,959	17.0

		Information Technology: 27.9%
272,577		Broadridge Financial Solutions, Inc. ADR	29,898,971	1.4
501,727		Fidelity National Information Services, Inc.	48,316,310	2.2
694,340	(1)	Fiserv, Inc.	49,513,385	2.3
22,053		Flir Systems, Inc.	1,102,871	0.0
860,819	(1)	Fortinet, Inc.	46,122,682	2.1
89,740	(1)	GoDaddy, Inc.	5,511,831	0.3
314,884		Lam Research Corp.	63,971,833	2.9
298,698		LogMeIn, Inc.	34,514,554	1.6
408,310		Microchip Technology, Inc.	37,303,202	1.7
302,483		Motorola Solutions, Inc.	31,851,460	1.5
679,636		NetApp, Inc.	41,926,745	1.9
244,170	(1)	Palo Alto Networks, Inc.	44,321,738	2.0
407,708		Paychex, Inc.	25,110,736	1.2
288,526	(1)	Red Hat, Inc.	43,137,522	2.0
762,967		SS&C Technologies Holdings, Inc.	40,925,550	1.9
128,050	(1)	Synopsys, Inc.	10,658,882	0.5
4,982	(1)	VMware, Inc.	604,167	0.0
647,693	(1)	Worldpay, Inc.	53,266,272	2.4
			608,058,711	27.9

		Materials: 5.9%
591,949	(1)	Berry Plastics Group, Inc.	32,444,724	1.5
551,921	(1)	Crown Holdings, Inc.	28,009,991	1.3
988,847		Huntsman Corp.	28,923,775	1.3
343,010		Packaging Corp. of America	38,657,227	1.8
			128,035,717	5.9

		Real Estate: 2.9%
401,333		Equity Lifestyle Properties, Inc.	35,224,997	1.6

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
160,568	(1) SBA Communications Corp.	$27,444,283	1.3
		62,669,280	2.9

	Total Common Stock
	(Cost $1,903,006,690)	2,138,493,444	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateral(3): 0.9%
965,134	Bank of Montreal, Repurchase Agreement dated 03/29/18, 1.76%, due 04/02/18 (Repurchase Amount $965,320, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $984,437, due 04/26/18-09/09/49)	965,134	0.1
4,586,529	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $4,587,434, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,678,260, due 03/31/18-02/20/68)	4,586,529	0.2
4,586,529	Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $4,587,444, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $4,678,280, due 04/17/18-07/15/32)	4,586,529	0.2
4,586,529	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $4,587,444, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,678,260, due 04/02/18-02/20/68)	4,586,529	0.2
4,586,500	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $4,587,556, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,694,638, due 04/15/19-02/15/47)	4,586,500	0.2
		19,311,221	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
23,045,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $23,045,000)	23,045,000	1.0

	Total Short-Term Investments
	(Cost $42,356,221)	42,356,221	1.9

	Total Investments in Securities (Cost $1,945,362,911)	$2,180,849,665	100.0
	Liabilities in Excess of Other Assets	(229,075)	–
	Net Assets	$2,180,620,590	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$2,138,493,444	$–	$–	$2,138,493,444
Short-Term Investments	23,045,000	19,311,221	–	42,356,221
Total Investments, at fair value	$2,161,538,444	$19,311,221	$–	$2,180,849,665

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,951,773,540.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$270,853,494
Gross Unrealized Depreciation	(41,777,266)

Net Unrealized Appreciation	$229,076,228

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 16.4%
93,744	(1)	At Home Group, Inc.	$3,003,558	0.8
62,808	(2)	Big Lots, Inc.	2,734,032	0.7
129,275	(2)	Boyd Gaming Corp.	4,118,701	1.0
29,540	(1)	Bright Horizons Family Solutions, Inc.	2,945,729	0.7
102,036		Camping World Holdings, Inc.	3,290,661	0.8
58,305	(2)	Cheesecake Factory	2,811,467	0.7
25,943	(2)	Childrens Place, Inc./The	3,508,791	0.9
148,186		Dana, Inc.	3,817,271	1.0
42,928	(1)	Dave & Buster's Entertainment, Inc.	1,791,815	0.5
115,479	(1)	Del Taco Restaurants, Inc.	1,196,362	0.3
77,550	(1),(2)	Eldorado Resorts, Inc.	2,559,150	0.6
169,424		Extended Stay America, Inc.	3,349,512	0.8
45,640	(1)	Five Below, Inc.	3,347,238	0.8
41,650	(1),(2)	iRobot Corp.	2,673,513	0.7
41,000		Jack in the Box, Inc.	3,498,530	0.9
40,127		Lithia Motors, Inc.	4,033,566	1.0
49,185	(1)	National Vision Holdings, Inc.	1,589,167	0.4
70,690	(2)	NutriSystem, Inc.	1,905,096	0.5
89,702	(1)	Planet Fitness, Inc.	3,388,045	0.9
79,125	(1)	Sotheby's	4,059,904	1.0
37,780	(1)	TopBuild Corp.	2,890,926	0.7
53,861	(1)	Universal Electronics, Inc.	2,803,465	0.7
			65,316,499	16.4

		Energy: 1.4%
122,816	(1),(2)	Carrizo Oil & Gas, Inc.	1,965,056	0.5
23,746	(1)	Dril-Quip, Inc.	1,063,821	0.3
61,452	(1)	Unit Corp.	1,214,292	0.3
55,645	(2)	US Silica Holdings, Inc.	1,420,060	0.3
			5,663,229	1.4

		Financials: 7.0%
50,510		Amerisafe, Inc.	2,790,677	0.7
150,002		BrightSphere Investment Group PLC	2,364,032	0.6
164,316		Home Bancshares, Inc./Conway AR	3,748,048	0.9
66,228		Houlihan Lokey, Inc.	2,953,769	0.8
223,893	(1)	MGIC Investment Corp.	2,910,609	0.7
75,790		Moelis & Co.	3,853,921	1.0
37,325		Pinnacle Financial Partners, Inc.	2,396,265	0.6
30,567		Primerica, Inc.	2,952,772	0.7
46,041	(1)	Texas Capital Bancshares, Inc.	4,139,086	1.0
			28,109,179	7.0

		Health Care: 24.1%
32,061	(1),(2)	Aerie Pharmaceuticals, Inc.	1,739,309	0.4
66,906	(1)	Amedisys, Inc.	4,037,108	1.0
135,970	(1),(2)	Amicus Therapeutics, Inc.	2,044,989	0.5
31,300	(1)	AMN Healthcare Services, Inc.	1,776,275	0.5
34,895	(1)	Arena Pharmaceuticals, Inc.	1,378,352	0.4
73,835	(1)	Array Biopharma, Inc.	1,204,987	0.3
15,060	(1)	Avexis, Inc.	1,861,115	0.5
10,233	(1)	Bluebird Bio, Inc.	1,747,285	0.4
23,655	(1)	Blueprint Medicines Corp.	2,169,163	0.6
124,763	(1)	Catalent, Inc.	5,122,769	1.3
17,466		Chemed Corp.	4,765,773	1.2
38,456	(1)	Clovis Oncology, Inc.	2,030,477	0.5
71,270	(1)	Dermira, Inc.	569,447	0.1
52,209		Encompass Health Corp.	2,984,789	0.8
60,517	(1)	Epizyme, Inc.	1,074,177	0.3
21,970	(1)	Esperion Therapeutics, Inc.	1,589,090	0.4
38,941	(1)	Exact Sciences Corp.	1,570,491	0.4
48,382	(1)	FibroGen, Inc.	2,235,248	0.6
60,176	(1)	HealthEquity, Inc.	3,643,055	0.9
38,262		Hill-Rom Holdings, Inc.	3,328,794	0.8
57,720	(1)	Insmed, Inc.	1,299,854	0.3
10,400	(1)	Ligand Pharmaceuticals, Inc.	1,717,664	0.4
11,699	(1)	Loxo Oncology, Inc.	1,349,714	0.3
36,068	(1)	MacroGenics, Inc.	907,471	0.2
33,608	(1)	Magellan Health, Inc.	3,599,417	0.9
45,138	(1)	Masimo Corp.	3,969,887	1.0
72,782	(1)	Medidata Solutions, Inc.	4,571,437	1.2
87,207	(1)	Merit Medical Systems, Inc.	3,954,837	1.0
44,420	(1)	Nektar Therapeutics	4,720,069	1.2
74,904	(1)	Omnicell, Inc.	3,250,834	0.8
24,820	(1)	Portola Pharmaceuticals, Inc.	810,621	0.2
52,490	(1)	PRA Health Sciences, Inc.	4,354,570	1.1
34,505	(1),(2)	Prothena Corp. PLC	1,266,679	0.3
25,879	(1)	Puma Biotechnology, Inc.	1,761,066	0.4
48,196	(1),(2)	Radius Health, Inc.	1,732,164	0.4
21,515	(1)	Sage Therapeutics, Inc.	3,465,421	0.9
22,942	(1)	Sarepta Therapeutics, Inc.	1,699,773	0.4
199,564	(1)	Select Medical Holdings Corp.	3,442,479	0.9
238,725	(1),(2)	TherapeuticsMD, Inc.	1,162,591	0.3
			95,909,241	24.1

		Industrials: 17.2%
119,035		Actuant Corp.	2,767,564	0.7
17,310		Allegiant Travel Co.	2,986,841	0.8
68,835	(1)	Beacon Roofing Supply, Inc.	3,653,073	0.9
67,608		Brink's Co.	4,823,831	1.2
47,547		CIRCOR International, Inc.	2,028,355	0.5
30,741		Curtiss-Wright Corp.	4,152,187	1.0
59,623		EMCOR Group, Inc.	4,646,420	1.2
37,576		EnPro Industries, Inc.	2,907,631	0.7

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
67,654		Granite Construction, Inc.	$3,779,152	0.9
97,723		Healthcare Services Group, Inc.	4,248,996	1.1
56,016		Knight-Swift Transportation Holdings, Inc.	2,577,296	0.6
169,835		Knoll, Inc.	3,428,969	0.9
42,517		Korn/Ferry International	2,193,452	0.6
36,654		Lindsay Corp.	3,351,642	0.8
58,329		Matthews International Corp.	2,951,447	0.7
39,613		Regal Beloit Corp.	2,905,614	0.7
47,652	(1)	Saia, Inc.	3,581,048	0.9
52,837		Simpson Manufacturing Co., Inc.	3,042,883	0.8
20,367		Tennant Co.	1,378,846	0.3
46,059		Watts Water Technologies, Inc.	3,578,784	0.9
52,781		Woodward, Inc.	3,782,286	1.0
			68,766,317	17.2

		Information Technology: 23.0%
49,930	(1),(2)	Acacia Communications, Inc.	1,920,308	0.5
44,939	(1)	Alteryx, Inc.	1,534,218	0.4
63,765	(1)	CalAmp Corp.	1,458,943	0.4
50,011	(1),(2)	Cardlytics, Inc.	731,661	0.2
41,068	(1)	Coupa Software, Inc.	1,873,522	0.5
100,944	(1)	Cray, Inc.	2,089,541	0.5
33,740		Ebix, Inc.	2,513,630	0.6
45,020	(1),(2)	Ellie Mae, Inc.	4,139,139	1.0
84,070		Entegris, Inc.	2,925,636	0.7
62,145	(1)	Envestnet, Inc.	3,560,909	0.9
38,344	(1)	EPAM Systems, Inc.	4,391,155	1.1
38,333	(1)	Euronet Worldwide, Inc.	3,025,240	0.7
31,445		Fair Isaac Corp.	5,325,840	1.3
72,915	(1),(2)	Finisar Corp.	1,152,786	0.3
78,802	(1)	Five9, Inc.	2,347,512	0.6
38,389	(1)	Guidewire Software, Inc.	3,102,983	0.8
152,293	(1),(2)	Integrated Device Technology, Inc.	4,654,074	1.2
64,882		j2 Global, Inc.	5,120,487	1.3
17,947		Littelfuse, Inc.	3,736,206	0.9
32,054		MKS Instruments, Inc.	3,707,045	0.9
31,076		Monolithic Power Systems, Inc.	3,597,669	0.9
90,558	(1)	Netscout Systems, Inc.	2,386,203	0.6
46,788		Power Integrations, Inc.	3,197,960	0.8
41,525	(1)	Proofpoint, Inc.	4,719,316	1.2
44,029	(1)	PROS Holdings, Inc.	1,453,397	0.4
76,772	(1)	Q2 Holdings, Inc.	3,496,965	0.9
91,523	(1)	Rapid7, Inc.	2,340,243	0.6
92,020	(1)	Sanmina Corp.	2,406,323	0.6
16,025	(1)	Stamps.com, Inc.	3,221,826	0.8
50,847	(1)	Trade Desk, Inc./The	2,523,028	0.6
63,635	(1)	Zendesk, Inc.	3,046,207	0.8
			91,699,972	23.0

		Materials: 4.8%
77,278		Boise Cascade Co.	2,982,931	0.8
123,274		Commercial Metals Co.	2,522,186	0.6
36,815	(2)	Compass Minerals International, Inc.	2,219,944	0.6
56,311		Greif, Inc. - Class A	2,942,250	0.7
40,040		Minerals Technologies, Inc.	2,680,678	0.7
66,596		PolyOne Corp.	2,831,662	0.7
65,400		Worthington Industries, Inc.	2,806,968	0.7
			18,986,619	4.8

		Real Estate: 2.3%
133,530		Americold Realty Trust	2,547,753	0.6
45,994		EastGroup Properties, Inc.	3,801,864	1.0
133,943		Urban Edge Properties	2,859,683	0.7
			9,209,300	2.3

		Telecommunication Services: 1.4%
85,045	(1)	Boingo Wireless, Inc.	2,106,565	0.6
309,216	(1)	Vonage Holdings Corp.	3,293,150	0.8
			5,399,715	1.4

	Total Common Stock
	(Cost $351,923,279)		389,060,071	97.6

EXCHANGE-TRADED FUNDS: 1.3%
27,166		iShares Russell 2000 Growth Index Fund	5,177,024	1.3

	Total Exchange-Traded Funds
	(Cost $4,656,659)		5,177,024	1.3

RIGHTS: 0.0%
		Health Care: 0.0%
29,795	(1),(3)	Dyax, Corp. - CVR	72,998	0.0

	Total Rights
	(Cost $15,806)		72,998	0.0

	Total Long-Term Investments
	(Cost $356,595,744)		394,310,093	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
		Securities Lending Collateral(4): 7.0%
1,396,202		Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $1,396,473, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,424,196, due 04/19/18-09/09/49)	1,396,202	0.3

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
6,638,755	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $6,640,065, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,771,530, due 03/31/18-02/20/68)	$6,638,755	1.7
6,638,755	Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $6,640,072, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $6,771,530, due 04/30/18-12/01/51)	6,638,755	1.7
6,638,755	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $6,640,079, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $6,771,530, due 04/02/18-02/20/68)	6,638,755	1.6
6,638,800	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $6,640,328, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,795,326, due 04/15/19-02/15/47)	6,638,800	1.7
		27,951,267	7.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
5,173,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $5,173,000)	$5,173,000	1.3

	Total Short-Term Investments
	(Cost $33,124,267)	33,124,267	8.3

	Total Investments in Securities (Cost $389,720,011)	$427,434,360	107.2
	Liabilities in Excess of Other Assets	(28,786,770)	(7.2)
	Net Assets	$398,647,590	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2018.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$389,060,071	$–	$–	$389,060,071
Exchange-Traded Funds	5,177,024	–	–	5,177,024
Rights	–	–	72,998	72,998
Short-Term Investments	5,173,000	27,951,267	–	33,124,267
Total Investments, at fair value	$399,410,095	$27,951,267	$72,998	$427,434,360

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $390,619,235.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$55,173,901
Gross Unrealized Depreciation	(18,358,776)

Net Unrealized Appreciation	$36,815,125

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Products Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 24, 2018